SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20548

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                      of

                           UC CO INVESTMENT FUND LLC
                 c/o Skadden, Arps, Slate, Meagher & Flom LLP
                               Four Times Square
                           New York, New York 10036
                                (212) 735-3406

                                   under the

                        Investment Company Act of 1940

                   Investment Company Act File No. 811-21599

                                _______________


1. Title of the class of securities of UC Co Investment Fund LLC (the "Company") to be redeemed:

                  Shares (the "Shares")

2.       The date on which the securities are to be called or redeemed:

                  October 18, 2004

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 3.7 of the Company's Limited Liability Company Agreement, which provides that Shares may be redeemed if the Company is being dissolved.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Trust intends to redeem all of the outstanding (103) Shares, representing an aggregate principal amount of $51,500.

                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 16th day of September, 2004.


                                    UC CO INVESTMENT FUND LLC


                                    By: /s/Jon Ashley
                                       ---------------------------
                                     Name:  Jon Ashley
                                     Title: President